SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenue recognition
Accumulated deficit		$ (71,837)	$ (33,553)
Net revenues		109,715	182,283	$ 156,498
Franchise fees
Revenue recognition
Net revenues		$ 9,065	$ 12,269	14,365
Franchising fees
Number of performance obligations | item		2
Franchise fees | Minimum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)		7 months
Franchise fees | Maximum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)		8 months
ASC 606
Revenue recognition
Accumulated deficit	$ 931			$ 931
Net revenues	$ 1,151